UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04222

Morgan Stanley New York Tax-Free Income Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2008

Date of reporting period:	March 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Tax Free Income

Portfolio of Investments March 31, 2008 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (97.0%)
	New York (88.9%)
$2,000	Battery Park City Authority, Ser 2003 A	5.00%		11/01/24	$2,034,000
500	Hempstead Industrial Development Agency, Hofstra University Ser 1996 (MBIA Insd)	5.80		07/01/15	503,865
4,000	Hudson Yards Infrastructure Corporation, 2007 Ser A (MBIA Insd)@	4.50		02/15/47	3,616,160
2,000	Long Island Power Authority, Ser 2000 A (FSA Insd)	0.00		06/01/18	1,281,040
1,000	Long Island Power Authority, Ser 1998 3B	1.40		05/01/33	1,000,000
3,000	Metropolitan Transportation Authority, Dedicated Tax Refg Ser 2002 A (FSA Insd)	5.25		11/15/24	3,132,480
1,000	Nassau County Tobacco Settlement Corporation, Ser 2006	0.00	#	06/01/26	885,360
2,000	New York City Health & Hospital Corporation, Health 2003 Ser A (AMBAC Insd)	5.25		02/15/22	2,078,160
1,587	New York City Housing Development Corporation, East Midtown - FHA Ins Sec 223	6.50		11/15/18	1,589,894
1,643	New York City Housing Development Corporation, Ruppert - FHA Ins Sec 223	6.50		11/15/18	1,727,961
1,000	New York City Industrial Development Agency, Airis JFK I LLC Ser 2001 A (AMT)	5.50		07/01/28	892,290
2,000	New York City Industrial Development Agency, Brooklyn Navy Yard Cogeneration Partners LP Ser 1997 (AMT)	5.75		10/01/36	1,828,180
1,500	New York City Industrial Development Agency, IAC/Interactive Corp Ser 2005	5.00		09/01/35	1,279,575
1,000	New York City Industrial Development Agency, Queens Baseball Stadium Ser 2006 (AMBAC Insd)	5.00		01/01/46	973,440
1,035	New York City Industrial Development Agency, Royal Charter Properties - The New York & Presbyterian Hospital Parking Ser 2001 (FSA Insd)	5.25		12/15/32	1,046,861
2,000	New York City Industrial Development Agency, Terminal One Group
	Association Ser 2005 (AMT)	5.50		01/01/24	2,014,860
3,000	New York City Municipal Water Finance Authority, 2001 Ser B	5.125		06/15/31	3,009,870
2,000	New York City Transitional Finance Authority, New York, 2003 Ser D
	(MBIA Insd)	5.25		02/01/20	2,098,460
2,000	New York City Transitional Finance Authority, New York, Refg 2003 Ser A	5.50	#	11/01/26	2,139,740
1,000	New York City, 2005 Ser G	5.00	**	12/01/26	1,006,130
1,000	New York Counties Tobacco Trust IV, Ser 2005 A	5.00		06/01/45	872,340
2,000	New York Local Government Assistance Corporation, Ser 1993 C	5.50		04/01/17	2,222,160
1,000	New York State Dormitory Authority, Catholic Health Long Island - St Francis Hospital Ser 2004	5.00		07/01/27	955,860
2,000	New York State Dormitory Authority, City University Ser 1993 A	5.75		07/01/09	2,047,820
1,000	New York State Dormitory Authority, Montefiore Hospital - FHA Insured Mtge Ser 2004 (FGIC Insd)	5.00		08/01/29	990,870
1,000	New York State Dormitory Authority, New York University Ser 1998 A (MBIA Insd)	5.75		07/01/15	1,150,510

1,000	New York State Dormitory Authority, School District Ser 2002 C (MBIA Insd)	5.25		04/01/21	1,032,470
1,000	New York State Dormitory Authority, School District Ser 2002 E (MBIA Insd)	5.50		10/01/17	1,082,040
2,000	New York State Dormitory Authority, State University 1993 Ser A	5.25		05/15/15	2,191,140
2,205	New York State Dormitory Authority, Suffolk County Judicial Ser 1986 (ETM)	7.375		07/01/16	2,579,960
2,000	New York State Dormitory Authority, Winthrop South Nassau
	University Health Ser 2003 B	5.50		07/01/23	2,017,940
2,000	New York State Dorrmitory Authority, North shore Long Island Jewish
	Group Ser A	5.00		05/01/32	1,916,200
6,000	New York State Energy & Research Development Authority, Brooklyn
	Union Gas Co 1991 Ser D (AMT)	8.854	‡	07/01/26	6,186,540
3,960	New York State Housing Finance Agency, 1996 Ser A Refg (FSA Insd)	6.10		11/01/15	3,972,237
1,000	New York State Mortgage Agency Homeowner Ser 143 (AMT)	4.90		10/01/37	887,690
2,000	New York State Power Authority, Ser 2000 A	5.25		11/15/40	2,006,660
1,000	Suffolk County Industrial Development Agency, Jeffersons Ferry Ser 2006	5.00		11/01/28	885,880
200	Triborough Bridge and Tunnel Authority	4.75		11/15/29	196,278
1,000	TSASC Inc, Tobacco Settlement Ser 2006-1	5.125		06/01/42	898,810
1,500	Westchester Tobacco Asset Securization Corporation, Ser 2005	5.125		06/01/45	1,336,815
					69,568,546

	Puerto Rico (8.1%)
2,000	Puerto Rico Highway & Transportation Authority, Refg Ser X	5.50		07/01/15	2,170,160
4,000	Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)	5.375		10/01/24	4,159,080
					6,329,240

	Total Tax-Exempt Municipal Bonds (Cost $74,531,389)				75,897,786

	Short-Term New York Tax-Exempt Municipal Obligations (1.6%)
750	Jay Street Development Corporation, Fiscal 2001 Ser A-2 (Demand 04/01/08)	2.05	*	05/01/20	750,000
500	New York NY (Demand 04/01/08)	1.01	*	08/01/21	500,000

	Total Short-Term New York Tax-Exempt Municipal Obligations (Cost $1,250,000)				1,250,000

	Total Net Investments (Cost $75,781,389) (a)			98.6%	77,147,786
	Other Assets In Excess Of Liabilities			1.4	1,063,887
	Net Assets			100.0%	$78,211,673

AMT	Alternative Minimum Tax.
ETM	Escrowed to maturity.
FHA	Federal Housing Administration.
*	Current coupon of variable rate demand obligation.
#	Security is a “step up” bond where the coupon increases on a predetermined future date.
‡

Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have total value of $6,345,000 which represents 7.8% of net assets.

@	Underlying security related to inverse floaters entered into by the Fund.
@@	Floating rate obligations related to securities held. The interest rates shown reflect the rates in effect March 31, 2008.
**	A portion of this security has been physically segregated in connection with derivatives transactions.
(a)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:
AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely   transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs)  and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances  (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$77,147,786	—	$77,147,786	—
Other Financial Instruments*	19,968	11,025	$8,943	—
Total	$77,167,754	$11,025	$77,156,729	—

* Other financial instruments include futures, forwards and swap contracts.

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees.  The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price.  The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant.  The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day.  Short- term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Futures Contracts Open at March 31, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

263	Long	Swap Future 10 Year, June 2008	$30,281,986	$601,237
45	Long	U.S. Treasury Notes Future, June 2008	9,659,532	41,393
42	Long	Swap Future 5 Year, June 2008	4,701,375	22,607
23	Long	U.S. Treasury Notes Future 5 Year, June 2008	2,627,391	43,842
9	Short	U.S. Treasury Bonds Future 20 Year, June 2008	(1,069,172)	(382)
201	Short	U.S. Treasury Notes Future 10 Year, June 2008	(23,909,579)	(697,673)

		Net Unrealized Appreciation		$11,025

Interest Rate Swap Contracts Open at March 31, 2008:

	NOTIONAL				UNREALIZED
	AMOUNT	PAYMENTS	RECEIVED	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	MADE BY PORTFOLIO	BY PORTFOLIO	DATE	(DEPRECIATION)

Bank of America N.A.	5,145	Floating Rate 0.000%	Fixed Rate 5.580%@	February 28, 2018	$106,141

JPMorgan Chase Bank	5,320	Floating Rate 0.000	Fixed Rate 5.385@	February 14, 2018	72,671

Bank of America N.A.	6,570	Fixed Rate 5.990@	Floating Rate 0.000	February 28, 2023	(98,747)

JPMorgan Chase Bank	6,780	Fixed Rate 5.831@	Floating Rate 0.000	February 14, 2023	(71,122)

			Net Unrealized Appreciation		8,943

@ Floating rate represents USD-3 months LIBOR.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Tax-Free Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2008